PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Property, equipment and software, net
Less: accumulated depreciation and amortization	¥ (192,292,625)	$ (27,083,850)	¥ (137,847,601)
Property plant and equipment, net	94,329,310	13,286,005	142,847,637	$ 20,710,961	¥ 172,980,284	$ 27,144,381
Computer and equipment
Property, equipment and software, net
Property plant and equipment, gross	270,992,348	38,168,474	265,098,467
Office furniture and fixtures
Property, equipment and software, net
Property plant and equipment, gross	1,651,530	232,613	1,710,298
Motor vehicles
Property, equipment and software, net
Property plant and equipment, gross	3,435,856	483,930	3,344,272
Software
Property, equipment and software, net
Property plant and equipment, gross	¥ 10,542,201	$ 1,484,838	¥ 10,542,201